UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [x]; Amendment Number:1

This Amendment (Check only one.):     [x] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     WCG Management, L.P.
Address:  225 Liberty Street, 7th Floor
          New York, NY 10281

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Ken Ulbricht
           ---
Title:     Managing Director, Chief Operating Officer
Phone:     (212)895-3011

Signature,  Place,  and  Date  of  Signing:

Ken Ulbricht     New York, NY     10/08/2009

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                0
Form 13F Information Table Entry Total:           1
Form 13F Information Table Value Total:        $15,171
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                               FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/ 	 SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT 	 PRN CALL DSCRETN MANAGERS  SOLE  SHARED  NONE
------------------------------ ---------------- --------- --------  ---------  --- ---- ------- -------- 	------ ------ ----


CME GROUP RESTRICT                  COM        12572Q105    2,465 	8000     SH       Sole              N/A          Sole
DOW CHEMICAL                        COM        260543103   12,706     490000     SH       Sole              N/A          Sole
FAIRPOINT COMMUNICATIONS INC        COM        305560104        0         13     SH       Sole              N/A          Sole


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